Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Transactions With Related Parties

Transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2018 £m	2017 £m
Ultimate parent	(73)	(60)	(81)	231	321	188	2,737	4,398	(3,854)	(5,082)
Fellow subsidiaries	(81)	(76)	(271)	169	491	653	39	102	(591)	(981)
Associates & joint ventures	(28)	(20)	(27)	—	—	1	1,986	1,175	(718)	(33)

	(182)	(156)	(379)	400	812	842	4,762	5,675	(5,163)	(6,096)